Cover	Dec. 22, 2023
Document Information [Line Items]
Document Type	424B3
Amendment Flag	false
Entity Information [Line Items]
Entity Registrant Name	T. Rowe Price OHA Select Private Credit Fund
Entity Central Index Key	0001901164